Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Right of use assets and lease liability
December 31,
2019

Right of use assets	$323,661

December 31,
2019

Lease liability - right of use
Current portion	$173,270
Long term portion	185,777
$359,047

Financing Lease

December 31,
2019

Right of use assets	$418,088

December 31,
2019

Lease liability - right of use
Current portion	$121,634
Long term portion	271,240
$392,874

Lease liability maturities
Year ending December 31,	Amount
2020	$191,713
2021	197,462
Total lease payments	389,175
Less: Present value adjustment	(30,128)
Lease liability - right of use	$359,047

Finance Lease, Liability, Maturity
Year ending December 31,	Amount
2020	$165,078
2021	165,078
2022	130,278
Total	$460,434